Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue Recognition
Revenue Recognition

Note 3. Revenue Recognition

Disaggregation of Revenue

The Company disaggregates revenue from contracts with customers by product type and by geographical market. The Company believes that these categories aggregate the payor types by nature, amount, timing, and uncertainty of its revenue streams. The following table summarizes the Company’s disaggregated revenue (in thousands):

	Pattern of	Three months ended June 30,		Six months ended June 30,
	Recognition	2023	2022	2023	2022
By product type:
Devices and accessories	Point-in-time	$12,273	$13,429	$21,121	$24,443
Software and other services	Over time	6,214	5,786	12,842	10,346
Total revenue		$18,487	$19,215	$33,963	$34,789

By geographical market:
United States		$15,491	$12,995	$27,496	$24,299
International		2,996	6,220	6,467	10,490
Total revenue		$18,487	$19,215	$33,963	$34,789

Contract Balances

Contract balances represent amounts presented in the condensed consolidated balance sheets when the Company has either transferred goods or services to the customer or the customer has paid consideration to the Company under the contract. These contract balances include accounts receivable and deferred revenue. The Company recognizes a receivable when it has an unconditional right to payment, and payment terms are typically 60 days for sales on credit of product, software, and other services. The allowance for doubtful accounts was $0.6 million and $0.5 million as of June 30, 2023 and December 31, 2022, respectively. For the three months ended June 30, 2023 and 2022, the Company recognized $6.3 million and $5.3 million, respectively, of revenue that was included in the deferred revenue balance at the beginning of the period. For the six months ended June 30, 2023 and 2022, the Company recognized $11.3 million and $8.4 million, respectively, of revenue that was included in the deferred revenue balance at the beginning of the period.

Transaction Price Allocated to Remaining Performance Obligations

As of June 30, 2023 and December 31, 2022, the Company had $23.2 million and $23.9 million, respectively, of remaining performance obligations. As of June 30, 2023, the Company expects to recognize 69% of its remaining performance obligations as revenue in the next twelve months and an additional 31% thereafter.

Note 3. Revenue Recognition

Disaggregation of Revenue

The Company disaggregates revenue from contracts with customers by product type and by geographical market. The Company believes that these categories aggregate the payor types by nature, amount, timing and uncertainty of its revenue streams. The following table summarizes the Company’s disaggregated revenues (in thousands) for the years ended December 31:

	Pattern of
	Recognition	2022	2021	2020
By Product Type:
Devices and accessories	Point-in-time	$50,263	$47,868	$38,347
Software and other services	Over time	23,127	14,697	7,905
Total revenue		$73,390	$62,565	$46,252
By Geographical Market:
United States		$51,072	$42,993	$33,237
International		22,318	19,572	13,015
Total revenue		$73,390	$62,565	$46,252

Contract Balances

Contract balances represent amounts presented in the consolidated balance sheets when the Company has either transferred goods or services to the customer or the customer has paid consideration to the Company under the contract. These contract balances include trade accounts receivable and deferred revenue. The Company recognizes a receivable when it has an unconditional right to payment, and payment terms are typically 60 days for product and software and other services sales on credit. The amount of revenue recognized during the years ended December 31, 2022 and 2021 that was included in the deferred revenue balance at the beginning of the period was $13.0 million and $8.4 million, respectively.

Transaction Price Allocated to Remaining Performance Obligations

As of December 31, 2022, the Company had $23.9 million of remaining performance obligations. The Company expects to recognize approximately 71% of its remaining performance obligations as revenue in the next twelve months and approximately 29% thereafter.

Costs of Obtaining or Fulfilling Contracts

The Company incurs incremental costs of obtaining contracts and costs of fulfilling contracts with customers. Incremental costs of obtaining contracts, which include commissions and referral fees paid to third parties as a result of obtaining contracts with customers, are capitalized to the extent that the Company expects to recover such costs. Costs of fulfilling contracts that relate specifically to a contract with a customer, result from activities that generate resources for the Company and enable the Company to satisfy its performance obligations in the contract with the customer are capitalized to the extent that the Company expects to recover such costs. Capitalized costs are amortized in a pattern that is consistent with the Company’s transfer of the related goods and services to the customer. The Company had $1.1 million and $0.6 million of capitalized costs of obtaining or fulfilling contracts as of December 31, 2022 and 2021, respectively. The Company’s amortization costs for capitalized costs of obtaining or fulfilling contracts was not significant for the years ended December 31, 2022, 2021 and 2020.

Practical Expedients and Accounting Policy Elections

In determining the transaction price of its contracts with customers, the Company estimates variable consideration using a portfolio of data from similar contracts.

As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component in contracts in which the period between when the Company transfers the promised good or service to the customer and when the customer pays for that good or service is a year or less.

The Company has made an accounting policy election to exclude all sales taxes from the transaction price of its contracts with customers. Accordingly, sales taxes collected from customers and remitted to government authorities are not included in revenue and are accounted for as a liability until they have been remitted to the respective government authority.